Average Annual Total Returns{- Fidelity Freedom Blend 2065 Fund} - 03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-05 - Fidelity Freedom Blend 2065 Fund	Class K6 Return Before Taxes Past 1 year	Class K6 Return Before Taxes Since Inception		Class K6 After Taxes on Distributions Past 1 year	Class K6 After Taxes on Distributions Since Inception		Class K6 After Taxes on Distributions and Sales Past 1 year	Class K6 After Taxes on Distributions and Sales Since Inception		SP001 Past 1 year	SP001 Since Inception		IXX3K Past 1 year	IXX3K Since Inception
Total	16.45%	17.63%	[1]	14.11%	15.86%	[1]	10.53%	13.36%	[1]	28.71%	23.24%	[1]	16.18%	16.69%	[1]

[1]	(a)From June 28, 2019